LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the year (Details) R$ in Thousands, $ in Thousands								12 Months Ended
	Dec. 27, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jul. 26, 2021 USD ($)	Jul. 26, 2021 BRL (R$)	Mar. 08, 2021 USD ($)	Feb. 09, 2021 BRL (R$)	Aug. 13, 2020 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 27, 2021 BRL (R$)	Jul. 26, 2021 BRL (R$)	Mar. 08, 2021 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Transaction costs								R$ 3,993	R$ 13,782
Payment of interest								R$ 2,953,573	R$ 3,244,949	R$ 2,977,957
Early settlement of financing with BNDES | BNDES
LOANS, FINANCING AND DEBENTURES
Principle amount						R$ 1,454,025
Transaction costs						24,097
Premium payments						R$ 32,933
Early settlement of financing with BNDES | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Interest rate basis						SELIC + 3% p.a.
Basis spread (as a percent)						3.00%
Early settlement of financing with BNDES | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis						TJLP + 2%
Basis spread (as a percent)						2.00%
Partial settlement of export prepayment agreements | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A.
LOANS, FINANCING AND DEBENTURES
Principle amount					$ 1,666,848								R$ 9,558,205
Partial settlement of export prepayment agreements | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A. | LIBOR
LOANS, FINANCING AND DEBENTURES
Interest rate basis					1.15% p.a. plus quarterly LIBOR
Basis spread (as a percent)					1.15%								1.15%
Extension of debt maturity date of export prepayment agreement | Export Prepayment Agreements ("EPP") | Suzano International Trade GmbH
LOANS, FINANCING AND DEBENTURES
Principle amount	$ 750,000										R$ 2,910,975
Extension of debt maturity date of export prepayment agreement | Export Prepayment Agreements ("EPP") | Suzano International Trade GmbH | LIBOR
LOANS, FINANCING AND DEBENTURES
Interest rate basis	Libor + 1.15% p.a.
Basis spread (as a percent)	1.15%										1.15%
Total Repurchase of 2024 Notes | 2024 Notes | Fibria Overseas Finance Ltd.
LOANS, FINANCING AND DEBENTURES
Interest rate			5.25%									5.25%
Principle amount			$ 352,793									R$ 1,829,690
Percentage of principal amount repurchased			100.00%	100.00%
Premium payments			$ 43,781	R$ 227,063
Payment of interest			$ 3,807	R$ 19,745
Total Repurchase of 2024 Notes | 2024 Notes | Fibria Overseas Finance Ltd. | Treasury rate
LOANS, FINANCING AND DEBENTURES
Interest rate basis			treasury rate plus 0.40%	treasury rate plus 0.40%
Basis spread (as a percent)			0.40%									0.40%
Early Settlement of the Export Prepayment Agreement | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A.
LOANS, FINANCING AND DEBENTURES
Debt instrument term		24 months
Transaction amount settled		$ 333,152					R$ 1,721,364
Early Settlement of the Export Prepayment Agreement | Export Prepayment Agreements ("EPP") | Suzano Pulp and Paper Europe S.A. | LIBOR
LOANS, FINANCING AND DEBENTURES
Interest rate basis		Libor + 1.15% p.a.
Basis spread (as a percent)		1.15%